Summary of Significant Accounting Policies (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Basic and dilutive common shares outstanding used in determining net (loss) income per share
Basic common shares outstanding	436.2	435.6	433.1
Dilutive effect of stock awards	1.7
Diluted common shares outstanding	437.9	435.6	433.1
Net income (loss) per share - basic	$ 1.39	$ (0.80)	$ (0.20)
Net income (loss) per share - diluted	$ 1.38	$ (0.80)	$ (0.20)